Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 4,089	$ 3,115	$ 4,032
Selling, general and administrative	810	707	850
Research and development	238	191	266
Restructuring	6	45	25
Goodwill impairment	0	296	99
Other operating expense (income), net	1	4	(21)
Total operating expenses	3,187	3,223	3,554
Operating income (loss)	902	(107)	478
Interest expense, net	341	398	411
Foreign exchange (gain) loss, net	(66)	309	(40)
Other expense (income), net	98	33	(21)
Total non-operating expenses	373	740	350
Income (loss) from continuing operations before provision for income taxes	529	(848)	128
Provision for income taxes	274	28	131
Income (loss) from continuing operations	255	(875)	(3)
Income from discontinued operations, net of tax	24	37	114
Gain on sale of discontinued operations, net of tax	391	0	0
Income from discontinued operations	415	37	114
Net income (loss)	670	(839)	112
Less: Net income attributable to non-controlling interests from continuing operations	190	64	126
Less: Net (loss) income attributable to non-controlling interests from discontinued operations	(2)	(5)	5
Net income (loss) attributable to IGT PLC	$ 482	$ (898)	$ (19)
Net income (loss) from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.32	$ (4.59)	$ (0.63)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	0.31	(4.59)	(0.63)
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	2.35	(4.39)	(0.09)
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ 2.33	$ (4.39)	$ (0.09)
Weighted average shares, basic (in shares)	204,954	204,725	204,373
Weighted average shares, diluted (in shares)	206,795	204,725	204,373
Service
Revenue	$ 3,483	$ 2,640	$ 3,101
Cost of services and product sales	1,754	1,634	1,777
Product
Revenue	606	476	931
Cost of services and product sales	$ 377	$ 346	$ 558